Subsequent Events (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Number of options granted		18,035,000	9,705,000	10,580,000
Share-based compensation expenses					$ 11,797
Restricted Share Units (RSUs)
Subsequent Event [Line Items]
Number of RSUs granted		3,217,000
2015 Plan
Subsequent Event [Line Items]
Number of options granted		3,217,000
Vesting period		4 years
2015 Plan | Restricted Share Units (RSUs)
Subsequent Event [Line Items]
Number of options granted		3,050,000
Subsequent Event | 2015 Plan
Subsequent Event [Line Items]
Number of options granted	1,045,000
Share-based compensation expenses	$ 19,045
Vesting period	4 years
Subsequent Event | 2015 Plan | Restricted Share Units (RSUs)
Subsequent Event [Line Items]
Number of RSUs granted	2,479,500